Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Equipment

Note 3 – Equipment

At June 30, 2019 and December 31, 2018 equipment consisted of the following:

	June 30, 2019	December 31, 2018

Computer equipment	$6,046	$6,046
	6,046	6,046
Less accumulated depreciation	(1,112)	(954)
Equipment, net	$4,934	$5,092

Depreciation expense for equipment for the six months ended June 30, 2019 and 2018 was $158 and $318, respectively.

Note 3 – Equipment

At December 31, 2018 and 2017 equipment consisted of the following:

	2018	2017

Computer equipment	$6,046	$3,178
	6,046	3,178
Less accumulated depreciation	(954)	(318)
Equipment, net	$5,092	$2,860

Depreciation expense for equipment for the years ended December 31, 2018 and 2017 was $636 and $318, respectively.